Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventories	Inventories consist of the following:

	December 31,
	2012	2013
	RMB	RMB

Merchandise in stores	324,947	408,216
Merchandise in warehouses	153,536	143,567

	478,483	551,783